Trade, other receivables and tax receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade, other receivables and tax receivables
Trade, other receivables and tax receivables
The following table summarizes Trade, other receivables and tax receivables by due date:

	At December 31
	2017					2016
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€2,460	€—	€—	€—	€2,460	€2,479	€—	€—	€—	€2,479
Receivables from financing activities	2,946	194	—	194	3,140	2,407	171	—	171	2,578
Other receivables	2,481	414	58	472	2,953	2,387	308	102	410	2,797
Total Trade and other receivables	€7,887	€608	€58	€666	€8,553	€7,273	€479	€102	€581	€7,854

Tax receivables	€215	€62	€21	€83	€298	€206	€71	€22	€93	€299

Trade receivables
Trade receivables are shown net of the allowance for doubtful accounts, which is calculated on the basis of historical losses on receivables. Changes in the allowance for trade receivables were as follows:

	At January 1, 2017	Provision	Use and other changes	At December 31, 2017
	(€ million)
Allowance for doubtful accounts	€275	€76	€(82)	€269
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Group and are summarized as follows.

	At December 31
	2017	2016
	(€ million)
Dealer financing	€2,295	€2,115
Retail financing	420	286
Finance leases	4	6
Other	421	171
Total Receivables from financing activities	€3,140	€2,578

Receivables from financing activities are shown net of an allowance for doubtful accounts determined on the basis of specific insolvency risks. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2017	Provision	Use and other changes	At December 31, 2017
	(€ million)
Allowance for Receivables from financing activities	€45	€66	€(66)	€45
Receivables for dealer financing are typically generated by sales of vehicles and are generally managed under dealer network financing programs as a component of the portfolio of the financial services companies. These receivables are interest bearing, with the exception of an initial limited, non-interest bearing period. The contractual terms governing the relationships with the dealer networks vary from country to country, although payment terms range from two to six months.
Other receivables
At December 31, 2017, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of €2,153 million (€1,933 million at December 31, 2016).
Transfer of financial assets
At December 31, 2017, the Group had receivables due after that date which had been transferred without recourse and which were derecognized in accordance with IAS 39 – Financial Instruments: Recognition and Measurement, amounting to €7,866 million (€6,573 million at December 31, 2016). The transfers related to trade receivables and other receivables for €6,752 million (€5,467 million at December 31, 2016) and receivables from financing activities for €1,114 million (€1,106 million at December 31, 2016). These amounts included receivables of €4,933 million (€4,077 million at December 31, 2016), mainly due from the sales network, transferred to jointly controlled financial services companies (FCA Bank).
At December 31, 2017 and 2016, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31
	2017			2016
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€22	€335	€357	€34	€376	€410
Carrying amount of the related liabilities (Note 21)	€22	€335	€357	€34	€376	€410